SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Supplemental cash flow information [Abstract]
Cash paid for interest	$ 24,399
Cash paid for income taxes
Total supplemental cash flow information	$ 24,399